CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
General and administrative expenses	$ 2,705,646	$ 455,512	$ 1,775,527		$ 1,122,892
Loss from operations	(2,705,646)	(455,512)	(1,775,527)		(1,122,892)
Investment income on investments held in Trust Account	5,698,441	6,848,902	27,761,686		18,038,352
Total other income	5,698,441	6,848,902	27,761,686		18,038,352
Net income	$ 2,992,795	$ 6,393,390	$ 25,986,159		$ 16,915,460
Common Class A
Weighted average shares outstanding, basic (in shares)	50,000,000	50,000,000	50,000,000		34,383,562
Weighted average shares outstanding, diluted (in shares)	50,000,000	50,000,000	50,000,000		34,383,562
Basic net loss per share (in USD per share)	$ 0.05	$ 0.1	$ 0.42		$ 0.36
Diluted net loss per share (in USD per share)	$ 0.05	$ 0.1	$ 0.42		$ 0.36
Common Class B
Weighted average shares outstanding, basic (in shares)	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Weighted average shares outstanding, diluted (in shares)	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Basic net loss per share (in USD per share)	$ 0.05	$ 0.1	$ 0.42		$ 0.36
Diluted net loss per share (in USD per share)	$ 0.05	$ 0.1	$ 0.42		$ 0.36

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share and per share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).